Financial Instruments - Currency Risk (Details) € in Thousands	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2019 EUR (€) $ / €
US Dollars
Sensitivity analysis
Closing foreign exchange rate | $ / €	1.2234	1.1225
Currency risk
Sensitivity analysis
Rate increase (as a percent)	10.00%
Increase in equity if exchange rate strengthened	€ 750,646	€ 799,565
Increase (decrease) in profit due to foreign exchange differences if exchange rate strengthened	€ 13,213	€ (16,291)
Rate decrease (as a percent)	10.00%	10.00%
Decrease in equity if exchange rate weakened	€ (750,646)	€ (799,565)
Increase (decrease) in profit due to foreign exchange differences if exchange rate weakened	(13,213)	16,291
Currency risk | Euros
Financial instrument risk
Balance sheet exposure	190,824	(86,368)
Currency risk | Euros | Trade receivables
Financial instrument risk
Balance sheet exposure	1,468	4,978
Currency risk | Euros | Receivables from Group companies
Financial instrument risk
Balance sheet exposure	112,442	101,685
Currency risk | Euros | Loans to Group companies
Financial instrument risk
Balance sheet exposure	221,135	16,053
Currency risk | Euros | Cash and cash equivalents
Financial instrument risk
Balance sheet exposure	35,034	(8,603)
Currency risk | Euros | Trade payables
Financial instrument risk
Balance sheet exposure	(46,318)	(18,908)
Currency risk | Euros | Payables to Group companies
Financial instrument risk
Balance sheet exposure	(61,421)	(75,435)
Currency risk | Euros | Loans from Group companies
Financial instrument risk
Balance sheet exposure	(18,391)	(42,388)
Currency risk | Euros | Bank loans
Financial instrument risk
Balance sheet exposure	(53,125)	(63,750)
Currency risk | US Dollars
Financial instrument risk
Balance sheet exposure	(58,692)	(76,546)
Currency risk | US Dollars | Trade receivables
Financial instrument risk
Balance sheet exposure	19,938	29,022
Currency risk | US Dollars | Receivables from Group companies
Financial instrument risk
Balance sheet exposure	6,140	3,829
Currency risk | US Dollars | Loans to Group companies
Financial instrument risk
Balance sheet exposure	55	595
Currency risk | US Dollars | Cash and cash equivalents
Financial instrument risk
Balance sheet exposure	416	1,698
Currency risk | US Dollars | Trade payables
Financial instrument risk
Balance sheet exposure	(10,822)	(13,826)
Currency risk | US Dollars | Payables to Group companies
Financial instrument risk
Balance sheet exposure	(72,693)	(93,713)
Currency risk | US Dollars | Loans from Group companies
Financial instrument risk
Balance sheet exposure	€ (1,726)	€ (4,151)